SIGNIFICANT ACCOUNTING POLICIES ERROR CORRECTION SCHEDULE - INCOME STATEMENT AND COMPRHENSIVE INCOME (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Policy charges and fee income									$ 3,344	$ 3,291	$ 3,150
Premiums									854	828	847
Net derivative gains (losses)									(1,163)	(1,075)	3,555
Total Revenues	$ (270)	$ 2,172	$ 3,316	$ 3,942	$ (16)	$ 5,628	$ 36	$ 3,375	9,160	9,023	13,634
Benefits and other deductions:
Policyholders' benefits									2,745	2,457	3,708
Interest credited to policyholders' account balances									1,079	973	1,029
Amortization of deferred policy acquisition costs, net									881	361
Amortization of deferred policy acquisition costs, net									287	(254)	(350)
Other operating costs and expenses									1,458	1,497	1,668
Total benefits and other deductions	1,785	2,092	2,425	2,473	1,342	2,388	2,032	2,219	8,775	7,981	9,407
Income (loss) from operations, before income taxes									385	1,042	4,227
Income tax (expense) benefit									168	23	(1,040)
Net income (loss)									553	1,065	3,187
Less: net (income) loss attributable to the noncontrolling interest									496	398	382
Net income (loss) attributable to AXA Equitable	(1,276)	136	612	1,081	(834)	2,211	(1,184)	872	57	667	2,805
Statements of Comprehensive Income (Loss):
Change in unrealized gains (losses), net of reclassification adjustment									(208)	(828)	912
Other comprehensive income (loss)									(229)	(857)	868
Comprehensive income (loss)									324	208	4,055
Less: Comprehensive (income) loss attributable to noncontrolling interest									479	383	353
Comprehensive income (loss) attributable to AXA Equitable									(155)	(175)	3,702
As Previously Reported
Revenues:
Policy charges and fee income									3,423	3,208	3,115
Premiums									880	854	874
Net derivative gains (losses)									(1,280)	(208)	5,409
Total Revenues	(1,942)	2,006	4,157	4,927	208	5,877	273	3,475	9,148	9,833	15,480
Benefits and other deductions:
Policyholders' benefits									2,913	2,743	3,579
Interest credited to policyholders' account balances									978	1,048	1,155
Amortization of deferred policy acquisition costs, net									162	(331)	(413)
Other operating costs and expenses									1,458	1,415	1,692
Total benefits and other deductions	1,627	2,036	2,581	2,473	1,274	2,538	2,026	2,345	8,717	8,183	9,365
Income (loss) from operations, before income taxes									431	1,650	6,115
Income tax (expense) benefit									113	(186)	(1,695)
Net income (loss)									544	1,464	4,420
Less: net (income) loss attributable to the noncontrolling interest									(469)	(403)	(387)
Net income (loss) attributable to AXA Equitable	(2,259)	22	1,061	1,720	(640)	2,275	(1,025)	854	75	1,061	4,033
Statements of Comprehensive Income (Loss):
Change in unrealized gains (losses), net of reclassification adjustment									(217)	(881)	969
Other comprehensive income (loss)									(238)	(910)	925
Comprehensive income (loss)									306	554	5,345
Less: Comprehensive (income) loss attributable to noncontrolling interest									(452)	(388)	(358)
Comprehensive income (loss) attributable to AXA Equitable									(146)	166	4,987
Impact of Revisions
Revenues:
Policy charges and fee income									194	323	242
Premiums									(26)	(26)	(27)
Net derivative gains (losses)									43	(140)	(65)
Total Revenues	18	11	31	151	125	1	8	23	211	157	150
Benefits and other deductions:
Policyholders' benefits									174	126	453
Interest credited to policyholders' account balances									101	(75)	(126)
Amortization of deferred policy acquisition costs, net									97	17	29
Other operating costs and expenses									0	82	(24)
Total benefits and other deductions	220	57	(4)	99	204	(59)	94	(89)	372	150	332
Income (loss) from operations, before income taxes									(161)	7	(182)
Income tax (expense) benefit									95	(7)	58
Net income (loss)									(66)	0	(124)
Less: net (income) loss attributable to the noncontrolling interest									(27)	5	5
Net income (loss) attributable to AXA Equitable	$ (132)	$ 12	$ 19	$ 35	$ (57)	$ 40	$ (57)	$ 74	(93)	5	(119)
Statements of Comprehensive Income (Loss):
Change in unrealized gains (losses), net of reclassification adjustment									(3)	3	0
Other comprehensive income (loss)									(3)	3	0
Comprehensive income (loss)									(69)	3	(124)
Less: Comprehensive (income) loss attributable to noncontrolling interest									(27)	5	5
Comprehensive income (loss) attributable to AXA Equitable									(96)	8	(119)
As Revised
Revenues:
Premiums									854	828	847
Benefits and other deductions:
Interest credited to policyholders' account balances									1,079	973	1,029
Other operating costs and expenses									1,458	1,497	1,668
Less: net (income) loss attributable to the noncontrolling interest									(496)	(398)	(382)
Statements of Comprehensive Income (Loss):
Less: Comprehensive (income) loss attributable to noncontrolling interest									$ (479)	$ (383)	$ (353)